Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2011
Document Creation Date	dei_DocumentCreationDate	May 31, 2012